Interim Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating expenses:
Research and development, net	$ 13,451	$ 9,319	$ 24,817	$ 17,198	$ 41,385
Commercial activities	5,230	1,029	9,660	2,497	8,748
General and administrative	3,817	2,496	7,230	5,490	12,167
Operating loss	22,498	12,844	41,707	25,185	62,300
Finance expense	2,594	2,320	4,150	1,366	10,640
Finance income	(3,801)	(109)	(6,080)	(894)	(236)
Loss before tax benefit	21,291	15,055	39,777	25,657	72,704
Tax benefit			(447)
Net loss	21,291	15,055	39,330	25,657	72,704
Items that will be reclassified subsequently to profit or loss:
Actuarial net gain of defined benefit plans					(100)
Changes in the fair value of marketable securities	25		25	4	4
Total comprehensive loss	$ 21,316	$ 15,055	$ 39,355	$ 25,661	$ 72,608
Net loss per share:
Basic loss per share (in Dollars per share)	$ 0.36	$ 0.37	$ 0.66	$ 0.69	$ 1.66
Diluted loss per share (in Dollars per share)	$ 0.42	$ 0.37	$ 0.76	$ 0.69	$ 1.66